Taxation - Schedule of Actual Provision for Income Taxes (Parentheticals) (Details)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Actual Provision for Income Taxes [Abstract]
Income tax expenses computed at statutory EIT rate	25.00%	25.00%	25.00%